Submission	Jan. 27, 2026
Submission [Line Items]
Central Index Key	0000809173
Registrant Name	MFS Multimarket Income Trust
Registration File Number	333-292202
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A